13FCON P 2/19/02

NON-PUBLIC

CONFIDENTIAL
TREATMENT
REQUESTED

RECEIVED
OFFICE OF THE SECRETARY
2001 NOV 13 PM 3:00

01074674

13FCON

* CONFIDENTIAL TREATMENT REQUESTED *

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

RECD S.E.C.
NOV 13 2001

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Basil P. Regan
Address: c/o Regan Partners, L.P.
600 Madison Avenue; 26th Floor
New York, New York 10022

CONFIDENTIAL TREATMENT EXPIRED

PROCESSED
MAR 20 2002
THOMSON
FINANCIAL

Form 13F File Number: 028-6934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Basil P. Regan
Title: General Partner
Phone: (212) 317-1640

Signature, Place, and Date of Signing:

/s/ Basil P. Regan	New York, New York	November 9, 2001
[Signature]	[City, State]	[Date]

CONFIDENTIAL TREATMENT REQUESTED

<PAGE>

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manger(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number   Name

28-

<PAGE>

CONFIDENT!
TREATMENT REQUESTED

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table]Entry Total: 1

Form 13F Information Table Value Total: $2,698,500

Confidential information has been omitted from this Public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
1	28-	

CONFIDENTIAL
TREATMENT
REQUESTED

<PAGE>

<TABLE>

Form 13F INFORMATION TABLE
REGAN GROUP
September 30, 2001

<CAPTION>

ITEM 1	ITEM 2	ITEM 3	ITEM 4	ITEM 5			ITEM 6	ITEM 7	ITEM 8		
NAME OF ISSUER	TITLE OF CLASS	CUSIP NUMBER	FAIR MARKET VALUE	SHRS OR PRN AMT	SH/PRN	PUT/CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
Healthextras Inc.	Common	422211102	$2,698,500	525,000	SH		Sole	None	Sole		
TOTAL			$54,183,377								

</TABLE>